Rule 497(d)
                                                      Registration No. 333-45986



                         THE PINNACLE FAMILY OF TRUSTS,
                           INDUSTRIAL TRUST SERIES VII



                 Supplement to Prospectus dated October 19, 2000

On February 8, 2001 EMC Corp. (EMC) issued a spinoff, McData Corp. (MCDTA), at a
 .0368069 for one basis. The trust, which held 2,196 shares of EMC Corp. (EMC), received 80 shares of McData Corp. (MCDTA) and cash in lieu of fractional shares.





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                                                                     Rule 497(d)
                                                      Registration No. 333-45986



                         THE PINNACLE FAMILY OF TRUSTS,
                           TECHNOLOGY TRUST SERIES VII



                 Supplement to Prospectus dated October 19, 2000

On February 8, 2001 EMC Corp. (EMC) issued a spinoff, McData Corp. (MCDTA), at a
 .0368069 for one basis. The trust, which held 3,927 shares of EMC Corp. (EMC), received 144 shares of McData Corp. (MCDTA) and cash in lieu of fractional shares.